                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07377

Morgan Stanley Capital Opportunities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York             10020
    (Address of principal executive offices)              (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2003

Date of reporting period: November 30, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Capital Opportunities Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the year ended November 30, 2003

Total Return for the 12-Months Ended November 30, 2003

Class A	Class B	Class C	Class D	S&P 400 Mid-Cap Index[1]	Lipper Mid-Cap Growth Funds Index[2]
29.59%	28.73%	28.63%	30.04%	27.91%	26.76%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

For the twelve-month period ended November 30, 2003 global equity markets benefited from improving economic conditions and a more favorable environment for investors. The fiscal year began on uncertain footing due to geopolitical factors, most notably the conflict with Iraq and the ongoing bear market. Once a diplomatic resolution was ruled out in Iraq, many retail and institutional investors, who had been sidelined by the recent bear market, re-entered the equities market and drove a sharp rally into June. Stocks continued to gain after June 30, although not at the rapid pace seen earlier in the year. During the second half of the year, the market was supported by improving macroeconomic indicators and monetary and fiscal policy in the U.S. and in Europe aimed at economic stimulus.

The strongest performers during the period tended to be more market-sensitive and speculative (high beta) companies that had lagged significantly in the prior bear market. From a capitalization perspective, small-cap companies broadly outperformed larger sector counterparts, while growth-oriented equities outperformed value in all capitalizations, except large-cap. The leading sectors in the Standard & Poor's Mid-Cap 400 Index were health care, integrated oils, producer durables, and technology.

Performance Analysis

For the year, the Fund's outperformance of the Standard & Poor's Mid-Cap 400 Index, was largely driven by stock selection and sector allocation in the consumer discretionary, financial services, and technology sectors. The Fund benefited most strongly from its stock selection and overweight position in consumer discretionary companies, which profited from investors' increased interest in customer-related stocks.

The Fund's overweight position in technology, as compared to the benchmark, boosted returns, as did the Fund's investments in software and semi-conductor companies, which performed well over the period. Within financial services, both stock selection and an underweight were positive contributors to performance. Several key holdings hampered the Fund's performance. The largest detractor was health care, where the Fund suffered from weak stock selection. Stock selection in the producer durables and utilities sectors also detracted from performance.

TOP 10 HOLDINGS
GTech Holdings	2.8%
Harman Intl Inds Inc.	2.7
Univision Comm Inc.	2.7
Station Casinos Inc.	2.7
Berkshire Hathaway Inc.	2.5
Abitron Inc.	2.3
NTL Inc.	2.2
Ultra Petroleum Corp.	2.2
Newmont Mining Corp. Holdings	2.1
Carnival Corp.	2.1

TOP FIVE INDUSTRIES
Casinos/Gaming	8.7%
Specialty Telecommunications	6.3
Broadcasting	5.3
Semiconductors	4.5
Other Consumer Services	4.1

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

1.	The Fund invests primarily in common stocks of companies with market capitalizations, at the time of purchase, within the capitalization range of the Lipper Multi-Cap Growth universe.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Performance Summary

Performance of a $10,000 Investment — Class B

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Average Annual Total Returns — Period Ended November 30, 2003

	Class A Shares* (since 07/28/97)		Class B Shares** (since 02/27/96)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	CPOAX		CPOBX		CPOCX		CPODX
1 Year	29.59%	[3]	28.73%	[3]	28.63%	[3]	30.04%	[3]
	22.79	[4]	23.73	[4]	27.63	[4]	—
5 Years	(4.11)	[3]	(4.76)	[3]	(4.84)	[3]	(3.94)	[3]
	(5.14)	[4]	(5.13)	[4]	(4.84)	[4]	—
Since Inception	2.44	[3]	2.51	[3]	1.68	[3]	2.65	[3]
	1.58	[4]	2.51	[4]	1.68	[4]	—

Notes on Performance

(1)	The Standard & Poor's Mid-Cap 400 Index (S&P 400) is a market-value weighted index, the performance of which is based on the performance of 400 domestic stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
‡	Closing value assuming a complete redemption on November 30, 2003.

Morgan Stanley Capital Opportunities Trust

Portfolio of Investments November 30, 2003

NUMBER OF SHARES		VALUE
	Common Stocks (99.3%)
	Advertising/Marketing Services (2.3%)
228,600	Abitron Inc.*	$9,761,220
	Air Freight/Couriers (0.7%)
76,250	C.H. Robinson Worldwide, Inc.	2,998,912
	Airlines (0.7%)
83,550	JetBlue Airways Corp.*	3,046,233
	Apparel/Footwear (2.0%)
155,400	Carter's, Inc.*	4,223,772
111,900	Coach, Inc.*	4,458,096
		8,681,868
	Apparel/Footwear Retail (2.0%)
142,050	Abercrombie & Fitch Co. (Class A)*	4,169,167
114,600	Chico's FAS, Inc.*	4,398,348
		8,567,515
	Beverages: Non-Alcoholic (1.0%)
156,000	Cott Corp.*	4,060,680
	Biotechnology (2.3%)
95,750	Celgene Corp.*	4,378,647
84,000	Genzyme Corp.*	3,926,160
74,700	Telik, Inc.*	1,509,687
		9,814,494
	Broadcasting (5.3%)
162,150	Citadel Broadcasting Corp.*	3,097,065
98,400	Clear Channel Communications, Inc.	4,114,104
312,350	Univision Communications Inc. (Class A)*	11,269,588
124,625	Westwood One, Inc.*	3,783,615
		22,264,372
	Cable/Satellite TV (1.5%)
190,200	EchoStar Communications Corp. (Class A)*	6,558,096
	Casino/Gaming (8.7%)
237,315	GTECH Holdings Corp.	11,808,794
184,200	International Game Technology	6,389,898
359,500	Station Casinos, Inc.	11,209,210
297,660	Wynn Resorts, Ltd.*	7,408,757
		36,816,659
	Computer Peripherals (2.0%)
301,900	EMC Corp.*	$4,148,106
187,600	Network Appliance, Inc*	4,335,436
		8,483,542
	Computer Processing Hardware (1.0%)
118,800	Dell Inc.*	4,098,600
	Data Processing Services (3.1%)
102,800	Alliance Data Systems Corp.*	3,081,944
80,600	Global Payments Inc.	3,659,240
54,100	Paychex, Inc.	2,081,227
150,500	SunGard Data Systems Inc.*	4,066,510
		12,888,921
	Discount Stores (2.0%)
261,200	Dollar Tree Stores, Inc.*	8,293,100
	Electronic Equipment/ Instruments (0.9%)
74,900	Diebold, Inc.	3,973,445
	Electronic Production Equipment (2.6%)
292,300	Applied Materials, Inc.*	7,102,890
133,100	Synopsys, Inc.*	3,987,676
		11,090,566
	Electronics/Appliances (2.7%)
85,075	Harman International Industries, Inc.	11,593,170
	Finance/Rental/Leasing (1.0%)
83,250	Doral Financial Corp.	4,209,953
	Financial Conglomerates (2.0%)
136,300	American Express Co.	6,230,273
72,400	Brascan Corp. (Class A) (Canada)	2,169,104
		8,399,377
	Financial Publishing/Services (1.0%)
263,250	Interactive Data Corp.*	4,435,763
	Home Building (1.0%)
8,800	NVR, Inc.*	4,320,800
	Hotels/Resorts/Cruiselines (2.1%)
246,300	Carnival Corp.	8,667,297

See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust

Portfolio of Investments November 30, 2003 continued

NUMBER OF SHARES		VALUE
	Internet Retail (1.3%)
164,000	InterActiveCorp.*	$5,387,400
	Internet Software/Services (0.9%)
90,200	Yahoo! Inc.*	3,876,796
	Investment Banks/Brokers (1.8%)
417,000	AmeriTrade Holding Corp. (Class A)*	5,241,690
94,600	eSPEED, Inc (Class A)*	2,230,668
		7,472,358
	Medical Specialties (3.1%)
131,800	Dade Behring Holdings, Inc.*	4,454,840
122,350	Varian Medical Systems, Inc.*	8,443,374
		12,898,214
	Medical/Nursing Services (1.0%)
138,900	VCA Antech, Inc.*	4,340,625
	Miscellaneous Commercial Services (2.1%)
85,950	Corporate Executive Board Co. (The)*	4,177,170
98,350	Iron Mountain Inc.*	3,619,280
57,400	Sirva Inc.*	1,036,070
		8,832,520
	Motor Vehicles (1.0%)
90,400	Harley-Davidson, Inc.	4,264,168
	Oil & Gas Production (2.2%)
480,800	Ultra Petroleum Corp.*	9,164,048
	Oilfield Services/Equipment (1.6%)
175,900	Smith International, Inc.*	6,603,286
	Other Consumer Services (4.1%)
64,600	Apollo Group, Inc. (Class A)*	4,459,338
130,400	ITT Educational Services, Inc.*	7,306,312
146,495	Weight Watchers International, Inc.*	5,411,525
		17,177,175
	Packaged Software (4.0%)
85,550	Mercury Interactive Corp.*	4,003,740
450,900	Novell, Inc.*	4,283,550
12,600	Open Solutions Inc.*	232,344
325,200	Oracle Corp.*	3,905,652
112,600	VERITAS Software Corp.*	4,281,165
		16,706,451
	Precious Metals (2.1%)
180,400	Newmont Mining Corp.	$8,684,456
	Property – Casualty Insurers (3.5%)
3,735	Berkshire Hathaway, Inc. (Class B)*	10,461,735
9,900	White Mountains Insurance Group, Ltd.	4,326,300
		14,788,035
	Publishing: Newspapers (1.0%)
66,000	Media General, Inc. (Class A)	4,414,740
	Recreational Products (1.0%)
92,400	Electronic Arts Inc.*	4,086,852
	Regional Banks (0.6%)
61,900	UCBH Holdings, Inc.	2,420,290
	Restaurants (2.0%)
77,025	P.F. Chang's China Bistro, Inc.*	4,157,810
135,700	Sonic Corp.*	4,189,059
		8,346,869
	Semiconductors (4.5%)
166,000	Fairchild Semiconductor Corp. (Class A)*	4,316,000
96,500	Linear Technology Corp.	4,163,010
107,000	Marvell Technology Group Ltd. (Bermuda)*	4,225,430
210,700	Texas Instruments Inc.	6,270,432
		18,974,872
	Services to the Health Industry (2.3%)
91,100	IMS Health Inc.	2,098,033
150,300	Stericycle, Inc.*	7,424,820
		9,522,853
	Specialty Stores (2.0%)
99,700	Tractor Supply Company*	4,340,938
131,700	Tuesday Morning Corp.*	4,209,132
		8,550,070
	Specialty Telecommunications (6.3%)
614,000	Crown Castle International Corp.*	7,619,740
209,200	IDT Corp. (Class B)*	4,043,836
142,137	NTL, Inc.*	9,261,647

See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust

Portfolio of Investments November 30, 2003 continued

NUMBER OF SHARES		VALUE
625,700	PTEK Holdings, Inc.*	$5,456,104
		26,381,327
	Telecommunication Equipment (0.9%)
87,900	QUALCOMM Inc.	3,915,945
	Trucking (1.0%)
192,500	Overnite Corp.*	4,302,375
	Wholesale Distributors (1.1%)
129,000	Imagistics International Inc.*	4,699,470
	Total Common Stocks
	(Cost $364,750,663)	418,835,778

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (0.8%) Repurchase Agreement
$3,509	Joint repurchase agreement account 1.06% due 12/01/03 (dated 11/28/03; proceeds $3,509,310) (a) (Cost $3,509,000)	3,509,000

Total Investments (Cost $368,259,663) (b)	100.1%	422,344,778
Liabilities in Excess of Other Assets	(0.1)	(380,065)
Net Assets	100.0%	$421,964,713

*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes is $369,109,041. The aggregate gross unrealized appreciation is $57,753,990 and the aggregate gross unrealized depreciation is $4,518,253, resulting in net unrealized appreciation of $53,235,737.

See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust

Financial Statements

Statement of Assets and Liabilities

November 30, 2003

Assets:
Investments in securities, at value (cost $368,259,663)	$422,344,778
Cash	5,711
Receivable for:
Investments sold	5,303,860
Shares of beneficial interest sold	177,078
Dividends	136,187
Prepaid expenses and other assets	186,569
Total Assets	428,154,183
Liabilities:
Payable for:
Investments purchased	5,358,060
Shares of beneficial interest redeemed	189,896
Investment management fee	258,145
Distribution fee	257,857
Accrued expenses and other payables	125,512
Total Liabilities	6,189,470
Net Assets	$421,964,713
Composition of Net Assets:
Paid-in-capital	$1,221,877,352
Net unrealized appreciation	54,085,115
Accumulated net realized loss	(853,997,754)
Net Assets	$421,964,713
Class A Shares:
Net Assets	$10,825,642
Shares Outstanding (unlimited authorized, $.01 par value)	876,552
Net Asset Value Per Share	$12.35
Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$13.03
Class B Shares:
Net Assets	$296,711,031
Shares Outstanding (unlimited authorized, $.01 par value)	25,088,388
Net Asset Value Per Share	$11.83
Class C Shares:
Net Assets	$16,068,689
Shares Outstanding (unlimited authorized, $.01 par value)	1,364,962
Net Asset Value Per Share	$11.77
Class D Shares:
Net Assets	$98,359,351
Shares Outstanding (unlimited authorized, $.01 par value)	7,865,418
Net Asset Value Per Share	$12.51

See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust

Financial Statements continued

Statement of Operations

For the year ended November 30, 2003

Net Investment Loss:
Income
Dividends (net of $7,287 foreign withholding tax)	$1,108,851
Interest	46,379
Total Income	1,155,230
Expenses
Investment management fee	2,847,838
Distribution fee (Class A shares)	21,450
Distribution fee (Class B shares)	2,710,006
Distribution fee (Class C shares)	141,302
Transfer agent fees and expenses	1,772,261
Professional fees	67,401
Shareholder reports and notices	65,470
Registration fees	62,828
Custodian fees	40,621
Trustees' fees and expenses	11,328
Other	11,575
Total Expenses	7,752,080
Net Investment Loss	(6,596,850)
Net Realized and Unrealized Gain:
Net realized gain	85,311,429
Net change in unrealized appreciation	18,046,836
Net Gain	103,358,265
Net Increase	$96,761,415

See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED NOVEMBER 30, 2003	FOR THE YEAR ENDED NOVEMBER 30, 2002
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(6,596,850)	$(11,439,079)
Net realized gain (loss)	85,311,429	(346,675,701)
Net change in unrealized appreciation	18,046,836	26,427,402
Net Increase (Decrease)	96,761,415	(331,687,378)
Net decrease from transactions in shares of beneficial interest	(76,904,069)	(119,320,894)
Net Increase (Decrease)	19,857,346	(451,008,272)
Net Assets:
Beginning of period	402,107,367	853,115,639
End of Period	$421,964,713	$402,107,367

See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust

Notes to Financial Statements November 30, 2003

1.   Organization and Accounting Policies

Morgan Stanley Capital Opportunities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities, including common stocks and securities convertible into common stock, issued by medium-sized companies. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified

Morgan Stanley Capital Opportunities Trust

Notes to Financial Statements November 30, 2003 continued

cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; 0.70% to the portion of daily net assets exceeding $2 billion, but not exceeding $3 billion; and 0.675% to the portion of daily net assets in excess of $3 billion.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of

Morgan Stanley Capital Opportunities Trust

Notes to Financial Statements November 30, 2003 continued

the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $60,610,680 at November 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended November 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $152, $539,089 and $3,043, respectively and received $23,201 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2003 aggregated $675,732,365 and $760,335,192, respectively. Included in the aforementioned transactions are purchases and sales of $3,737,136, and $7,125,600, respectively, with other Morgan Stanley funds, including a realized gain of $599,301.

For the year ended November 30, 2003, the Fund incurred brokerage commissions of $43,632 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $11,400.

Morgan Stanley Capital Opportunities Trust

Notes to Financial Statements November 30, 2003 continued

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED NOVEMBER 30, 2003		FOR THE YEAR ENDED NOVEMBER 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	187,975	$1,969,298	290,133	$3,893,543
Redeemed	(291,699)	(2,898,758)	(656,450)	(8,108,260)
Net decrease – Class A	(103,724)	(929,460)	(366,317)	(4,214,717)
CLASS B SHARES
Sold	2,132,262	21,456,939	3,412,651	45,797,693
Redeemed	(8,864,787)	(84,839,462)	(17,006,918)	(198,871,084)
Net decrease – Class B	(6,732,525)	(63,382,523)	(13,594,267)	(153,073,391)
CLASS C SHARES
Sold	171,671	1,689,068	289,682	3,820,508
Redeemed	(413,261)	(3,918,422)	(757,494)	(9,030,807)
Net decrease – Class C	(241,590)	(2,229,354)	(467,812)	(5,210,299)
CLASS D SHARES
Sold	1,817,242	18,365,069	6,650,740	86,757,880
Redeemed	(2,839,186)	(28,727,801)	(3,615,183)	(43,580,367)
Net increase (decrease) – Class D	(1,021,944)	(10,362,732)	3,035,557	43,177,513
Net decrease in Fund	(8,099,783)	$(76,904,069)	(11,392,839)	$(119,320,894)

6.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Capital Opportunities Trust

Notes to Financial Statements November 30, 2003 continued

As of November 30, 2003, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings	—
Capital loss carryforward*	$(853,148,376)
Net unrealized appreciation	53,235,737
Total accumulated losses	$(799,912,639)

*   As of November 30, 2003, the Fund had a net capital loss carryforward of $853,148,376 of which $56,588,477 will expire on November 30, 2008, $413,253,404 will expire on November 30, 2009 and $383,306,495 will expire on November 30, 2010 to offset future capital gains to the extent provided by regulations.

As of November 30, 2003, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $6,596,850.

7.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

Morgan Stanley Capital Opportunities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED NOVEMBER 30,
	2003	2002	2001	2000	1999
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.53	$15.97	$26.86	$33.83	$15.60
Income (loss) from investment operations:
Net investment loss‡	(0.12)	(0.16)	(0.20)	(0.33)	(0.34)
Net realized and unrealized gain (loss)	2.94	(6.28)	(10.69)	(5.76)	18.57
Total income (loss) from investment operations	2.82	(6.44)	(10.89)	(6.09)	18.23
Less distributions from:
Net realized gain	—	—	—	(0.77)	—
Paid-in-capital	—	—	—	(0.11)	—
Total distributions	—	—	—	(0.88)	—
Net asset value, end of period	$12.35	$9.53	$15.97	$26.86	$33.83 (2)
Total Return†	29.59%	(40.33)%	(40.54)%	(18.72)%	116.89%
Ratios to Average Net Assets(1):
Expenses	1.52%	1.43%	1.13%	1.11%	1.23%
Net investment loss	(1.22)%	(1.26)%	(1.02)%	(0.82)%	(0.93)%
Supplemental Data:
Net assets, end of period, in thousands	$10,826	$9,339	$21,509	$48,068	$19,934
Portfolio turnover rate	179%	94%	25%	17%	51%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Includes the effect of a capital gain distribution of $0.004.

See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust

Financial Highlights continued

	FOR THE YEAR ENDED NOVEMBER 30,
	2003	2002	2001	2000	1999
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.19	$15.53	$26.35	$33.36	$15.46
Income (loss) from investment operations:
Net investment loss‡	(0.19)	(0.25)	(0.37)	(0.51)	(0.42)
Net realized and unrealized gain (loss)	2.83	(6.09)	(10.45)	(5.62)	18.32
Total income (loss) from investment operations	2.64	(6.34)	(10.82)	(6.13)	17.90
Less distributions from:
Net realized gain	—	—	—	(0.77)	—
Paid-in-capital	—	—	—	(0.11)	—
Total distributions	—	—	—	(0.88)	—
Net asset value, end of period	$11.83	$9.19	$15.53	$26.35	$33.36 (2)
Total Return†	28.73%	(40.82)%	(41.06)%	(19.12)%	115.82%
Ratios to Average Net Assets(1):
Expenses	2.29%	2.20%	2.02%	1.58%	1.74%
Net investment loss	(1.99)%	(2.03)%	(1.91)%	(1.29)%	(1.44)%
Supplemental Data:
Net assets, end of period, in thousands	$296,711	$292,533	$705,388	$1,413,820	$1,315,930
Portfolio turnover rate	179%	94%	25%	17%	51%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Includes the effect of a capital gain distribution of $0.004.

See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust

Financial Highlights continued

	FOR THE YEAR ENDED NOVEMBER 30,
	2003	2002	2001	2000	1999
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.15	$15.43	$26.19	$33.24	$15.45
Income (loss) from investment operations:
Net investment loss‡	(0.19)	(0.22)	(0.37)	(0.62)	(0.52)
Net realized and unrealized gain (loss)	2.81	(6.06)	(10.39)	(5.55)	18.31
Total income (loss) from investment operations	2.62	(6.28)	(10.76)	(6.17)	17.79
Less distributions from:
Net realized gain	—	—	—	(0.77)	—
Paid-in-capital	—	—	—	(0.11)	—
Total distributions	—	—	—	(0.88)	—
Net asset value, end of period	$11.77	$9.15	$15.43	$26.19	$33.24 (2)
Total Return†	28.63%	(40.70)%	(41.08)%	(19.31)%	115.18%
Ratios to Average Net Assets(1):
Expenses	2.29%	1.98%	2.02%	1.86%	1.99%
Net investment loss	(1.99)%	(1.81)%	(1.91)%	(1.56)%	(1.69)%
Supplemental Data:
Net assets, end of period, in thousands	$16,069	$14,701	$32,016	$61,822	$34,898
Portfolio turnover rate	179%	94%	25%	17%	51%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Includes the effect of a capital gain distribution of $0.004.

See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust

Financial Highlights continued

	FOR THE YEAR ENDED NOVEMBER 30,
	2003	2002	2001	2000	1999
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.62	$16.10	$27.04	$33.97	$15.66
Income (loss) from investment operations:
Net investment loss‡	(0.10)	(0.12)	(0.18)	(0.24)	(0.21)
Net realized and unrealized gain (loss)	2.99	(6.36)	(10.76)	(5.81)	18.52
Total income (loss) from investment operations	2.89	(6.48)	(10.94)	(6.05)	18.31
Less distributions from:
Net realized gain	—	—	—	(0.77)	—
Paid-in-capital	—	—	—	(0.11)	—
Total distributions	—	—	—	(0.88)	—
Net asset value, end of period	$12.51	$9.62	$16.10	$27.04	$33.97 (2)
Total Return†	30.04%	(40.25)%	(40.46)%	(18.52)%	116.96%

Ratios to Average Net Assets(1):
Expenses	1.29%	1.20%	1.02%	0.86%	0.99%
Net investment loss	(0.99)%	(1.03)%	(0.91)%	(0.57)%	(0.69)%

Supplemental Data:
Net assets, end of period, in thousands	$98,359	$85,534	$94,203	$23,815	$4,384
Portfolio turnover rate	179%	94%	25%	17%	51%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	Includes the effect of a capital gain distribution of $0.004.

See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley Capital Opportunities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Capital Opportunities Trust (the "Fund"), including the portfolio of investments, as of November 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Capital Opportunities Trust as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
January 16, 2004

Morgan Stanley Capital Opportunities Trust

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (62) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since April 1994	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	216	Director of Weirton Steel Corporation.
Edwin J. Garn (71) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	216	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (69) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	216	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Capital Opportunities Trust

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (54) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); Senior Partner, Johnson Smick International, Inc., a consulting firm; Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	216	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (61) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); President, Kearns & Associates LLC (investment consulting); formerly CFO of the J. Paul Getty Trust.	217	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	Chairman of the Insurance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2001); General Partner of Triumph Capital, L.P., a private investment partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	216	Director of various business organizations.
Fergus Reid (71) 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of the Governance Committee and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 2003) and the Institutional Funds (since June 1992); Chairman of Lumelite Plastics Corporation.	217	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Morgan Stanley Capital Opportunities Trust

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds and the TCW/DW Term Trust 2003 (until September 2002).	216	None
James F. Higgins (55) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	216	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).
Philip J. Purcell (60) 1585 Broadway New York, NY	Trustee	Since April 1994	Director or Trustee of the Retail Funds and TCW/DW Term Trust 2003 (since April 1994) and the Institutional Funds (since July 2003); Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW Inc.; Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	216	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley Capital Opportunities Trust

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (50) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive Officer and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President Morgan Stanley Investments LP (since February 2003); President of the Institutional Funds (since July 2003) and President of the Retail Funds and TCW/DW Term Trust 2003 (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (64) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.; Managing Director of Morgan Stanley & Co. Incorporated; Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003); and the TCW/DW Term Trust 2003 (since April 2003); previously President of the Institutional Funds (March 2001-July 2003) and Director of the Institutional Funds (March 2001-July 2003).
Barry Fink (48) 1221 Avenue of the Americas New York, NY	Vice President and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Chief Legal Officer of Morgan Stanley Investments LP (since July 2002); Vice President of the Institutional Funds (since July 2003); Vice President and Secretary of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Joseph J. McAlinden (60) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (37) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. and Morgan Stanley Investment Management Inc. and Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley Capital Opportunities Trust

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis J. Smith (38) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Vice President of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective Investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

38568RPT-00-13282A04-AP-1/04	MORGAN STANLEY FUNDS
Morgan Stanley Capital Opportunities Trust Annual Report November 30, 2003

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c)      Not applicable.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2)      Not applicable.

         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December
15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October
31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Capital Opportunities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 22, 2004

                                       3

                                                                    EXHIBIT 10 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
                              ADOPTED JULY 31, 2003

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

         o    compliance with applicable laws and governmental rules and regulations;

         o    prompt internal reporting of violations of the Code to an
              appropriate person or persons identified in the Code; and

         o    accountability for adherence to the Code.

              Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment

                                       4

Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly) to the detriment of the Fund;

         o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       5

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o    service or significant business relationships as a director on the board of any public or private company;

         o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of
              impropriety;

         o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o    a direct or indirect financial interest in commissions,
              transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
              Funds;

         o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's
              Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

         o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable
              disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the
              Funds; and

                                       6

         o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
              applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o    upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

         o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(1) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o    the General Counsel will take all appropriate action to
              investigate any potential violations reported to him;

         o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o    if the directors/trustees/managing general partners who are not
              "interested persons" as defined by the Investment Company Act (the
              "Independent Directors/Trustees/Managing General Partners") of the
              relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

------------------
1   Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       7

              policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o    the Independent Directors/Trustees/Managing General Partners of
              the relevant Fund will be responsible for granting waivers of this
              Code, as appropriate; and

         o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       8

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------------

Date:__________________________

                                       9

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       10

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       11

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

 1.  I have reviewed this report on Form N-CSR of Morgan Stanley Capital
     Opportunities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       12

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  January 22, 2004

                                                /s/ Ronald E. Robison
                                                Ronald E. Robison
                                                Principal Executive Officer

                                       13

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Capital
     Opportunities Trust;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       14

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  January 22, 2004

                                               /s/ Francis Smith
                                               Francis Smith
                                               Principal Financial Officer

                                       15

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Capital Opportunities Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended November 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

 1.  The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

 2.  The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 22, 2004                         /s/ Ronald E. Robison
                                               ---------------------------
                                               Ronald E. Robison
                                               Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Capital Opportunities Trust and will be retained by
Morgan Stanley Capital Opportunities Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       16

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Capital Opportunities Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended November 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

 1.  The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

 2.  The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: January 22, 2004                       /s/ Francis Smith
                                             ----------------------------------
                                             Francis Smith
                                             Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Capital Opportunities Trust and will be retained by
Morgan Stanley Capital Opportunities Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       17